INVENTORIES, NET - Write downs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES, NET
Provision and write off for excess and obsolete inventories	¥ 4,371	¥ 23,799	¥ 0
Write down of obsolete inventory	¥ 59,852	¥ 17,739	¥ 0